Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity (Tables) [Abstract]
Composition of share capital in number of shares

The share capital, which is fully subscribed and paid, is divided into registered shares with no par value.

	On December 31
	2017	2016 (1)
Common	3,054,481,112	3,054,481,112
Preferred	3,054,480,793	3,054,480,793
Subtotal	6,108,961,905	6,108,961,905
Treasury (common shares)	(5,032,549)	(5,032,549)
Treasury (preferred shares)	(18,855,746)	(18,855,746)
Total outstanding shares	6,085,073,610	6,085,073,610

Changes in capital stock, in number of shares

ii.   Changes in capital stock, in number of shares

	Common	Preferred	Total
Number of shares outstanding on December 31, 2015 (1)	3,050,040,493	3,035,625,047	6,085,665,540
Shares acquired and not canceled	(591,930)		(591,930)
Number of shares outstanding on December 31, 2016 (1)	3,049,448,563	3,035,625,047	6,085,073,610
Number of shares outstanding on December 31, 2017	3,049,448,563	3,035,625,047	6,085,073,610